Repurchase agreements and securities lending transactions accounted for as secured borrowings	6 Months Ended
Sep. 30, 2018
Repurchase agreements and securities lending transactions accounted for as secured borrowings

19. Repurchase agreements and securities lending transactions accounted for as secured borrowings

The following table shows the gross amounts of liabilities associated with repurchase agreements and securities lending transactions, by remaining contractual maturity at March 31, 2018 and September 30, 2018:

	Overnight and continuous	Up to 30 days	31-90 days	Greater than 90 days	Total
	(in billions of yen)
March 31, 2018
Repurchase agreements	255	11,669	3,676	1,057	16,657
Securities lending transactions	1,270	355	—	208	1,833

Total	1,525	12,024	3,676	1,265	18,490

September 30, 2018
Repurchase agreements	4,095	10,198	1,687	1,508	17,488
Securities lending transactions	1,068	771	—	273	2,112

Total	5,163	10,969	1,687	1,781	19,600

The following table shows the gross amounts of liabilities associated with repurchase agreements and securities lending transactions, by class of underlying collateral at March 31, 2018 and September 30, 2018:

	Repurchase agreements	Securities lending transactions
	(in billions of yen)
March 31, 2018
Japanese government bonds and Japanese local government bonds	1,358	592
Foreign government bonds and foreign agency mortgage-backed securities	14,426	303
Commercial paper and corporate bonds	328	48
Equity securities	406	869
Other	139	21

Total (Note)	16,657	1,833

September 30, 2018
Japanese government bonds and Japanese local government bonds	2,365	320
Foreign government bonds and foreign agency mortgage-backed securities	14,157	700
Commercial paper and corporate bonds	383	51
Equity securities	418	1,021
Other	165	20

Total (Note)	17,488	2,112

Note:

Amounts exceeded the gross amounts recognized in Note 18 “Offsetting of financial assets and financial liabilities” by ¥1,345 billion and ¥1,175 billion, at March 31, 2018 and September 30, 2018, respectively, which excluded the amounts relating to master netting agreements or similar agreements where the MHFG Group did not have the legal right of set-off or where uncertainty exists as to the enforceability.

The MHFG Group is required to post securities as collateral with a fair value equal to or in excess of the principal amount of the cash borrowed under repurchase agreements. For securities lending transactions, the Group receives collateral in the form of cash. These contracts involve risks, including (1) the counterparty may fail to return the securities at maturity and (2) the fair value of the securities posted may decline below the amount of the Group’s obligation and therefore the counterparty may require additional amounts. The Group attempts to mitigate these risks by entering into transactions mainly with central counterparty clearing houses which revalue assets and perform margin maintenance activities on a daily basis, diversifying the maturities and counterparties, and using mainly highly liquid securities.